Basis of Presentation and Significant Accounting Policies Associate loan (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Interest Bearing Vendor Loans by Company	$ 41	$ 46
Convertible Bonds Issued by Company	$ 106	$ 110